SHARE CAPITAL, WARRANTS AND OPTIONS (Tables)	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL, WARRANTS AND OPTIONS
Schedule of number and weighted average exercise prices of warrants

	December 31, 2017		December 31, 2016		December 31, 2015
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	95,982,036	0.15	27,738,344	0.49	25,137,030	0.47
Issued	94,971,721	0.12	81,203,692	0.12	14,778,344	0.12
Cancelled / Expired	(14,778,344)	0.30	(12,960,000)	0.71	(4,715,282)	0.21
Exercised	—	—	—	—	(7,461,748)	0.21

Outstanding, end of year	176,175,413	0.12	95,982,036	0.15	27,738,344	0.49

Schedule of number and weighted average remaining contractual life of outstanding warrants

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
46,334,451	Jul 21, 20181	0.12	0.15
1,203,695	Jul 21, 2018	0.075	0.00
33,665,546	Sep 12, 20181	0.12	0.13
72,515,414	June 8, 2019	0.12	0.59
1,965,083	June 8, 2019	0.075	0.02
20,491,224	August 15, 2019	0.12	0.19

176,175,413			1.08

1  The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.18 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To December 31, 2017, the Company’s common shares have not met the criterion for acceleration.

Schedule of number and weighted average exercise prices of share options

	December 31, 2017		December 31, 2016		December 31, 2015
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of year	12,823,000	0.30	9,872,500	0.37	12,548,000	0.31
Issued	9,137,500	0.12	6,058,000	0.21	1,350,000	0.25
Cancelled / Expired	(1,240,000)	0.24	(3,107,500)	0.34	(2,876,500)	0.11
Exercised	—	—	—	—	(1,149,000)	0.10

Outstanding, end of year	20,720,500	0.23	12,823,000	0.30	9,872,500	0.37

Schedule of inputs to option pricing model

	December 31, 2017	December 31, 2016	December 31, 2015
Expected dividend yield	0%	0%	0%
Expected share price volatility	66.6% - 100.6%	111% - 113%	157.9% - 170.5%
Risk free interest rate	1.17% – 1.80%	0.68% – 0.79%	0.64% - 0.79%
Expected life of options	5 years	5 years	5years

Schedule of number and weighted average remaining contractual life of outstanding share options

Options Outstanding	Options Exercisable	Expiry Date		Exercise Price ($)	Weighted average remaining contractual life (years)
150,000	150,000	Jan 15, 2018	*	0.15	0.00
200,000	200,000	Apr 22, 2018		0.15	0.00
150,000	150,000	Jul 29, 2018		0.20	0.00
200,000	200,000	Sep 30, 2018		0.37	0.01
2,440,000	2,440,000	Jul 9, 2019		0.62	0.18
200,000	200,000	Aug 27, 2019		0.37	0.02
100,000	100,000	Sep 26, 2019		0.26	0.01
350,000	350,000	Nov 5, 2019		0.21	0.03
1,000,000	1,000,000	Dec 19, 2019		0.22	0.09
900,000	900,000	Feb 3, 2020		0.275	0.09
450,000	450,000	Oct 5, 2020		0.20	0.06
5,443,000	5,443,000	Jan 28, 2021		0.21	0.81
8,137,500	8,137,500	Feb 21, 2022		0.12	1.63
1,000,000	1,000,000	Dec 20, 2022		0.12	0.24

20,720,500	20,720,500				3.17

*  Subsequently expired, unexercised.